Schedule of maturity of bank and other borrowings (Details)	Mar. 31, 2026 USD ($)
Debt Disclosure [Abstract]
2027	$ 5,038,996
2028	275,842
2029	248,174
Total bank and other borrowings	$ 5,563,012